Note 18 - Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - Level 3 - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued compensation for phantom shares	$ 0	$ 1,590
Warrant liability - Note 12	$ 18	$ 18